Capital Structure, Financial Risk and Related Items	12 Months Ended
Dec. 31, 2020
Capital Structure, Financial Risk and Related Items
Capital Structure, Financial Risk and Related Items

Section 4 – Capital Structure, Financial Risk and Related Items

This section includes disclosures related to how Genmab manages its capital structure, cash position and related risks and items. Genmab is primarily financed through partnership collaborations.

4.1 – Capital Management

Genmab’s goal is to maintain a strong capital base so as to maintain investor, creditor and market confidence, and a continuous advancement of Genmab’s product pipeline and business in general.

Genmab is primarily financed through partnership collaboration income and had, as of December 31, 2020, a cash position of DKK 16,079 million compared to DKK 10,971 million as of December 31, 2019. The cash position supports the advancement of our product pipeline and operations.

The adequacy of our available funds will depend on many factors, including continued growth of DARZALEX® sales, progress in our research and development programs, the magnitude of those programs, our commitments to existing and new clinical collaborators, our ability to establish commercial and licensing arrangements, our capital expenditures, market developments, and any future acquisitions. Accordingly, we may require additional funds and may attempt to raise additional funds through equity or debt financings, collaborative agreements with partners, or from other sources.

The Board of Directors monitors the share and capital structure to ensure that Genmab’s capital resources support the strategic goals. There was no change in the Group’s approach to capital management procedures in 2020.

Neither Genmab A/S nor any of its subsidiaries are subject to externally imposed capital requirements.

4.2 – Financial Risk

The financial risks of the Genmab Group are managed centrally.

The overall risk management guidelines have been approved by the Board of Directors and includes the Group’s investment policy related to our marketable securities. The Group’s risk management guidelines are established to identify and analyze the risks faced by the Genmab Group, to set the appropriate risk limits and controls and to monitor the risks and adherence to limits. It is Genmab’s policy not to actively speculate in financial risks. The Group’s financial risk management is directed solely against monitoring and reducing financial risks which are directly related to Genmab’s operations.

The primary objective of Genmab’s investment activities is to preserve capital and ensure liquidity with a secondary objective of maximizing the return derived from security investments without significantly increasing risk. Therefore, our investment policy includes among other items, guidelines and ranges for which investments (all of which are shorter-term in nature) are considered to be eligible investments for Genmab and which investment parameters are to be applied, including maturity limitations and credit ratings. In addition, the policy includes specific diversification criteria and investment limits to minimize the risk of loss resulting from over concentration of assets in a specific class, issuer, currency, country, or economic sector.

Currently, our marketable securities are administrated by two external investment managers. The guidelines and investment managers are reviewed regularly to reflect changes in market conditions, Genmab’s activities and financial position. In 2016, the investment policy was amended to increase the investment limits for individual securities and reduce the percent of the total portfolio required to have a maturity of less than one year. The changes were made as a result of the higher value of our marketable securities portfolio and reduced need for short duration securities.

In addition to the capital management and financing risk mentioned in note 4.1,  Genmab has identified the following key financial risk areas, which are mainly related to our marketable securities portfolio:

•credit risk;
•foreign currency risk; and
•interest rate risk

All of Genmab’s marketable securities are traded in established markets. Given the current market conditions, all future cash inflows including re-investments of proceeds from the disposal of marketable securities are invested in highly liquid and conservative investments. Please refer to note 4.4 for additional information regarding marketable securities.

CREDIT RISK

Genmab is exposed to credit risk and losses on marketable securities and bank deposits. The maximum credit exposure related to Genmab’s cash position was DKK 16,079 million as of December 31, 2020 compared to DKK 10,971 million as of December 31, 2019. The maximum credit exposure to Genmab’s receivables was DKK 2,483 million as of December 31, 2020 compared to DKK 3,001 million as of December 31, 2019.

Marketable Securities

To manage and reduce credit risks on our securities, Genmab’s policy is to ensure only securities from investment grade issuers are eligible for our portfolios. No issuer of marketable securities can be accepted if it is not assumed that the credit quality of the issuer would be at least equal to the rating shown below:

Category	S&P	Moody’s	Fitch
Short-term	A‑1	P‑1	F‑1
Long-term	A-	A3	A-

Genmab’s current portfolio is spread over a number of different securities and is conservative with a focus on liquidity and security. As of December 31, 2020, 99% of our marketable securities had an AA rating or higher from Moody’s, S&P, or Fitch compared to 100%  as of December 31, 2019. The total value of marketable securities including interest receivables amounted to DKK 8,874 million at the end of 2020 compared to DKK 7,453 million at the end of 2019.

Bank Deposits

To reduce the credit risk on our bank deposits, Genmab policy is only to invest its cash deposits with highly rated financial institutions. Currently, these financial institutions have a short-term Fitch and S&P rating of at least F‑1 and A‑1, respectively. In addition, Genmab maintains bank deposits at a level necessary to support the short-term funding requirements of the Genmab Group. The total value of bank deposits including short-term marketable securities amounted to DKK 7,260 million as of December 31, 2020 compared to DKK 3,552 million at the end of 2019.  The increase was primarily driven by the upfront payment of USD 750 million (DKK 4,911 million) related to the AbbVie collaboration.

Receivables

The credit risk related to our receivables is not significant based on the high quality nature of Genmab’s collaboration partners. As disclosed in note 2.1, Janssen is Genmab’s primary partner in which receivables are established for royalties and milestones achieved.

FOREIGN CURRENCY RISK

Genmab’s presentation currency is the DKK; however, Genmab’s revenues and expenses are in a number of different currencies. Consequently, there is a substantial risk of exchange rate fluctuations having an impact on Genmab’s cash flows, profit (loss) and/or financial position in DKK.

The majority of Genmab’s revenue is generated in USD. Exchange rate changes to the USD will result in changes to the translated value of future net result before tax and cash flows. Genmab’s revenue in USD was 95% of total revenue in 2020 as compared to 97% in 2019 and 96% in 2018.

The foreign subsidiaries are not significantly affected by currency risks as both revenues and expenses are primarily settled in the foreign subsidiaries’ functional currencies.

Assets and Liabilities in Foreign Currency

The most significant cash flows of Genmab are DKK, EUR, USD and GBP, and Genmab limits its currency exposure by maintaining cash positions in these currencies. Genmab’s total marketable securities were invested in EUR (10%), DKK (19%), USD (70%) and GBP (1%) denominated securities as of December 31, 2020, compared to 12%,  23%,  64%, and 1%, as of December 31, 2019.

Based on the amount of assets and liabilities denominated in EUR, USD and GBP as of December 31, 2020 and 2019, a 1% increase/decrease in the EUR to DKK exchange rate and a 10% increase/decrease in both USD to DKK exchange rate and GBP to DKK exchange rate will impact our net result before tax by approximately:

	Percentage change	Impact of change
(DKK million)	in exchange rate*	in exchange rate**
2020
EUR	1%	8
USD	10%	1,480
GBP	10%	1
2019
EUR	1%	10
USD	10%	1,053
GBP	10%	-

*   The analysis assumes that all other variables, in particular interest rates, remain constant.

**   The movements in the income statement and equity arise from monetary items (cash, marketable securities, receivables and liabilities) where the functional currency of the entity differs from the currency that the monetary items are denominated in.

Accordingly, significant changes in exchange rates could cause Genmab’s net result to fluctuate significantly as gains and losses are recognized in the income statement. Genmab’s EUR exposure is mainly related to our marketable securities, contracts and other costs denominated in EUR. Since the introduction of EUR in 1999, Denmark has committed to maintaining a central rate of 7.46 DKK to the EUR. This rate may fluctuate within a +/- 2.25% band. Should Denmark’s policy toward the EUR change, the DKK values of our EUR denominated assets and costs could be materially different compared to what is calculated and reported under the existing Danish policy toward the DKK/EUR.

The USD currency exposure was mainly related to cash, marketable securities, and receivables related to our collaborations with Janssen, AbbVie, Novartis and Horizon. Significant changes in the exchange rate of USD to DKK could cause the net result to change materially as shown in the table above.

The GBP currency exposure is mainly related to contracts and marketable securities denominated in GBP.

INTEREST RATE RISK

Genmab’s exposure to interest rate risk is primarily related to the marketable securities, as Genmab currently does not have significant interest bearing debts.

Marketable Securities

The securities in which the Group has invested bear interest rate risk, as a change in market derived interest rates may cause fluctuations in the fair value of the investments. In accordance with the objective of the investment activities, the portfolio of securities is monitored on a total return basis.

To control and minimize the interest rate risk, Genmab maintains an investment portfolio in a variety of securities with a relatively short effective duration with both fixed and variable interest rates.

As of December 31, 2020, the portfolio has an average effective duration of approximately 0.8 years (2019:  1.1 years) and no securities have an effective duration of more than 6 years (2019:  9 years), which means that a change in the interest rates of one percentage point will cause the fair value of the securities to change by approximately 0.8% (2019:  1.1%). Due to the short-term nature of the current investments and to the extent that we are able to hold the investments to maturity, we consider our current exposure to changes in fair value due to interest rate changes to be insignificant compared to the fair value of the portfolio.

(DKK million)	2020	2019

Year of Maturity
2020	-	3,891
2021	6,195	2,190
2022	1,296	493
2023	314	102
2024	98	-
2025+	916	743
Total	8,819	7,419

4.3 —Financial Assets and Liabilities

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

(DKK million)	Note	2020	2019
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	8,819	7,419
Other investments	3.4	1,081	149
Financial assets measured at amortized cost
Receivables excluding prepayments	3.5	2,329	2,939
Cash and cash equivalents		7,260	3,552
Financial liabilities measured at amortized cost:
Other payables	3.8	(1,186)	(840)
Lease liabilities	3.3	(319)	(181)

FAIR VALUE MEASUREMENT

		2020				2019
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	8,819	-	-	8,819	7,419	-	-	7,419
Other investments	3.4	1,067	-	14	1,081	-	-	149	149

Marketable Securities

Substantially all fair market values are determined by reference to external sources using unadjusted quoted prices in established markets for our marketable securities (Level 1).

Other Investments

Other investments consist primarily of a DKK 1,067 million investment in common shares of CureVac. In August 2020, CureVac had an IPO. As a result, the common shares now have a published price quotation in an active market and therefore the fair value measurement was transferred from Level 3 to Level 1 of the fair value hierarchy as of December 31, 2020. There were no transfers in 2019.

(DKK million)	Other Investments
Fair value at January 1, 2020	149
Transfer to Level 1	(149)
Acquisitions	14
Fair value at December 31, 2020	14

ACCOUNTING POLICIES

CLASSIFICATION OF CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

Genmab classifies its financial assets held into the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
•	those to be measured at amortized cost.

The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income.

Genmab reclassifies debt investments only when its business model for managing those assets changes.

Further details about the accounting policy for each of the categories are outlined in the respective notes.

FAIR VALUE MEASUREMENT

Genmab measures financial instruments, such as marketable securities, at fair value at each balance sheet date. Management assessed that financial assets and liabilities measured at amortized costs such as bank deposits, receivables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability, or
•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by Genmab.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Genmab uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

For financial instruments that are measured in the balance sheet at fair value, IFRS 13 for financial instruments requires disclosure of fair value measurements by level of the following fair value measurement hierarchy for:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities
•Level 2 - Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

For assets and liabilities that are recognized in the financial statements on a recurring basis, Genmab determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. Any transfers between the different levels are carried out at the end of the reporting period.

4.4 – Marketable Securities

(DKK million)	2020	2019

Cost at January 1	7,380	5,494
Additions for the year	12,414	5,812
Disposals for the year	(10,435)	(3,926)

Cost at December 31	9,359	7,380

Fair value adjustment at January 1	39	79
Fair value adjustment for the year	(579)	(40)

Fair value adjustment at December 31	(540)	39

Net book value at December 31	8,819	7,419

Net book value in percentage of cost	94%	101%

FAIR VALUE ADJUSTMENT

The total fair value adjustment was an expense of DKK 579 million in 2020 compared to an expense of DKK 40 million in 2019. Fair value adjustments were primarily driven by foreign exchange movements and the timing of maturities and purchases of marketable securities.

	Market value	Average effective	Share	Market value	Average effective	Share
	2020	duration	%	2019	duration	%
(DKK million)

Kingdom of Denmark bonds and treasury bills	462	1.65	5%	462	1.84	6%
Danish mortgage-backed securities	1,230	2.01	14%	1,227	2.33	17%

DKK portfolio	1,692	1.91	19%	1,689	2.20	23%

EUR portfolio
European government bonds and treasury bills	863	1.54	10%	873	1.33	12%
USD portfolio
US government bonds and treasury bills	6,193	0.41	70%	4,778	0.63	64%
GBP portfolio
UK government bonds and treasury bills	71	0.43	1%	79	0.55	1%

Total portfolio	8,819	0.81	100%	7,419	1.07	100%

Marketable securities	8,819			7,419

Please refer to note 4.2 for additional information regarding the risks related to our marketable securities.

ACCOUNTING POLICIES

Marketable securities consist of investments in securities with a maturity greater than three months at the time of acquisition. Measurement of marketable securities depends on the business model for managing the asset and the cash flow characteristics of the asset. There are two measurement categories into which Genmab classifies its debt instruments:

•

Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses), together with foreign exchange gains and losses. Impairment losses are presented as a separate line item in the statement of profit or loss.

•

Fair value through profit and loss (FVPL): Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within financial income or expenses in the period in which it arises.

Genmab’s portfolio is managed and evaluated on a fair value basis in accordance with its stated investment guidelines and the information provided internally to management. This business model does not meet the criteria for amortized cost or FVOCI and as a result marketable securities are measured at fair value through profit and loss. This classification is consistent with the prior year’s classification.

Genmab invests its cash in deposits with major financial institutions, in Danish mortgage bonds, and notes issued by the Danish, European and United States governments. The securities can be purchased and sold using established markets.

Transactions are recognized at trade date.

4.5 – Financial Income and Expenses

(DKK million)	2020	2019	2018
Financial income:
Interest and other financial income	184	120	63
Realized and unrealized gains on marketable securities (fair value through the income statement), net	-	9	-
Realized and unrealized gains on other investments, net	965	-	-
Realized and unrealized gains on fair value hedges, net	-	-	2
Realized and unrealized exchange rate gains, net	-	99	178

Total financial income	1,149	228	243

Financial expenses:
Interest and other financial expenses	(10)	(7)	-
Realized and unrealized losses on marketable securities (fair value through the income statement), net	(92)	-	(11)
Realized and unrealized exchange rate losses, net	(1,456)	-	-

Total financial expenses	(1,558)	(7)	(11)

Net financial items	(409)	221	232

Interest and other financial income on financial assets measured at amortized cost	7	22	8

Interest and other financial expenses on financial liabilities measured at amortized cost	(1)	-	-

INTEREST INCOME

Interest and other financial income of DKK 184 million in 2020 compared to DKK 120 million in 2019 increased primarily due to a higher cash position in 2020 compared to 2019, partly offset by lower interest rates in 2020 compared to 2019. Interest and other financial income of DKK 120 million in 2019 compared to DKK 63 million in 2018  increased primarily due to both higher cash position and interest rates in 2019 compared to 2018.

FOREIGN EXCHANGE RATE GAINS AND LOSSES

Realized and unrealized exchange rate losses, net of DKK 1,456 million in 2020 were driven by foreign exchange movements, which negatively impacted our USD denominated portfolio and cash holdings. The USD weakened against the DKK during 2020, resulting in realized and unrealized exchange rate losses. More specifically, the USD/DKK foreign exchange rate decreased from 6.6759 at December 31, 2019 to 6.0524 at December 31, 2020.

Realized and unrealized exchange rate gains, net of DKK 99 million in 2019 were driven by foreign exchange movements, which positively impacted our USD denominated portfolio and cash holdings. The USD strengthened against the DKK during 2019, resulting in realized and unrealized exchange rate gains. More specifically, the USD/DKK foreign exchange rate increased from 6.5213 at December 31, 2018 to 6.6759 at December 31, 2019.  Please refer to note 4.2 for additional information on foreign currency risk.

OTHER INVESTMENTS

Realized and unrealized gains on other investments, net of DKK 965 million in 2020 was related to the unrealized change in fair value of Genmab’s investment in common shares of CureVac. There was no gain or loss attributable to other investments in 2019 or 2018.

ACCOUNTING POLICIES

Financial income and expenses include interest as well as realized and unrealized exchange rate adjustments and realized and unrealized gains and losses on marketable securities (designated as fair value through the income statement) and realized gains and losses and write-downs of other securities and equity interests (designated as available-for-sale financial assets).

Interest and dividend income are shown separately from gains and losses on marketable securities and other securities and equity interests.

Gains or losses relating to the ineffective portion of a cash flow hedge and changes in time value are recognized immediately in the income statement as part of the financial income or expenses.

4.6 – Share-Based Instruments

RESTRICTED STOCK UNIT PROGRAM

Genmab A/S has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of Directors.

RSUs are granted by the Board of Directors. RSU grants to members of the Board of Directors and members of the Executive Management are subject to the Remuneration Policy adopted at the Annual General Meeting.

Under the terms of the RSU program, RSUs are subject to a cliff vesting period and become fully vested on the first banking day of the month following a period of three years from the date of grant. If an employee, member of Executive Management, or member of the Board of Directors ceases their employment or board membership prior to the vesting date, all RSUs that are granted, but not yet vested, shall lapse automatically.

However, if an employee, a member of the Executive Management or a member of the Board of Directors ceases employment or board membership due to retirement, death, serious sickness or serious injury then all RSUs that are granted, but not yet vested, shall remain outstanding and will be settled in accordance with their terms. Beginning with the December 2020 RSU grant to members of the Board of Directors, all RSU grants to members of the Board of Directors will be subject to pro-rata vesting upon termination of board services. For further details, please see the 2020 Compensation Report.

In addition, for an employee or a member of the Executive Management, RSUs that are granted, but not yet vested, shall remain outstanding and will be settled in accordance with their terms in instances where the employment relationship is terminated by Genmab without cause.

Within 30 days of the vesting date, the holder of an RSU receives one share in Genmab A/S for each RSU. In jurisdictions in which Genmab as an employer is required to withhold tax and settle with the tax authority on behalf of the employee, Genmab withholds the number of RSUs that are equal to the monetary value of the employee’s tax obligation from the total number of RSUs that otherwise would have been issued to the employee upon vesting (“net settlement”). Genmab A/S may at its sole discretion in extraordinary circumstances choose to make cash settlement instead of delivering shares.

The RSU program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the vesting date and provisions to accelerate vesting of RSUs in the event of change of control as defined in the RSU program.

RSU ACTIVITY IN 2020, 2019 AND 2018

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs
Outstanding at January 1, 2018	24,328	83,857	55,475	4,384	168,044
Granted*	5,224	18,020	79,395	-	102,639
Settled	(9,425)	(35,725)	-	(2,300)	(47,450)
Transferred	-	-	(3,358)	3,358	-
Cancelled	-	-	(1,466)	(2,865)	(4,331)

Outstanding at December 31, 2018	20,127	66,152	130,046	2,577	218,902

Outstanding at January 1, 2019	20,127	66,152	130,046	2,577	218,902
Granted*	3,708	25,793	87,168	73	116,742
Settled	(2,631)	(19,080)	-	(478)	(22,189)
Transferred	(1,251)	-	(8,355)	9,606	-
Cancelled	-	-	-	(5,548)	(5,548)

Outstanding at December 31, 2019	19,953	72,865	208,859	6,230	307,907

Outstanding at January 1, 2020	19,953	72,865	208,859	6,230	307,907
Granted*	2,929	9,032	34,431	130	46,522
Settled	(6,470)	(12,253)	(22,196)	(5,936)	(46,855)
Transferred	(2,822)	(2,334)	(22,762)	27,918	-
Cancelled	(1,025)	(1,128)	(958)	(10,535)	(13,646)

Outstanding at December 31, 2020	12,565	66,182	197,374	17,807	293,928

*  RSUs held by the Board of Directors includes RSUs granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Please refer to note 5.1 for additional information regarding compensation of Executive Management and the Board of Directors.

The weighted average fair value of RSUs granted was DKK 1,927.83,  DKK 1,511.70 and DKK 1,033.95 in 2020, 2019 and 2018, respectively.

WARRANT PROGRAM

Genmab A/S has established a  warrant program (equity-settled share-based payment transactions) as an incentive for all the Genmab Group’s employees, and members of the Executive Management.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by Genmab A/S’ shareholders.

Warrant grants to Executive Management are subject to Genmab’s Remuneration Policy adopted at the Annual General Meeting.

Under the terms of the warrant program, warrants are granted at an exercise price equal to the share price on the grant date. According to the warrant program, the exercise price cannot be fixed at a lower price than the market price at the grant date. In connection with exercise, the warrants shall be settled with the delivery of shares in Genmab A/S.

The warrant program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the warrants being exercised.

WARRANTS GRANTED FROM AUGUST 2004 UNTIL APRIL 2012

Under the August 2004 warrant program, warrants can be exercised starting from one year after the grant date. As a general rule, the warrant holder may only exercise 25% of the warrants granted per full year of employment or affiliation with Genmab after the grant date.

However, the warrant holder will be entitled to continue to be able to exercise all warrants on a regular schedule in instances where the employment relationship is terminated by Genmab without cause.

In case of a change of control event as defined in the warrant program, the warrant holder will immediately be granted the right to exercise all of his/her warrants regardless of the fact that such warrants would otherwise only become fully vested at a later point in time. Warrant holders who are no longer employed by or affiliated with Genmab will, however, only be entitled to exercise such percentages as would otherwise have vested under the terms of the warrant program.

WARRANTS GRANTED FROM APRIL 2012 UNTIL MARCH 2017

Following the Annual General Meeting in April 2012, a new warrant program was adopted by the Board of Directors. Whereas warrants granted under the August 2004 warrant program will lapse on the tenth anniversary of the grant date, warrants granted under the new April 2012 warrant program will lapse at the seventh anniversary of the grant date. All other terms in the warrant program are identical.

WARRANTS GRANTED FROM MARCH 2017

In March 2017, a new warrant program was adopted by the Board of Directors. Whereas warrants granted under the April 2012 warrant program vested annually over a four-year period, warrants granted under the new March 2017 warrant program are subject to a cliff vesting period and become fully vested three years from the date of grant. All other terms in the warrant program are identical.

WARRANT ACTIVITY IN 2020, 2019 AND 2018

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price

Outstanding at January 1, 2018	92,242	559,737	574,295	291,912	1,518,186	436.01
Granted*	3,161	50,464	222,882	-	276,507	1,034.66
Exercised	(20,925)	(130,000)	(46,883)	(114,089)	(311,897)	241.34
Expired	-	-	-	(37,875)	(37,875)	253.76
Cancelled	-	-	(4,582)	(17,129)	(21,711)	940.01
Transfers	-	-	(39,624)	39,624	-	-

Outstanding at December 31, 2018	74,478	480,201	706,088	162,443	1,423,210	592.14

Exercisable at year end	62,647	355,347	297,128	152,743	867,865	295.02
Exercisable warrants in the money at year end	60,688	340,775	257,115	148,701	807,279	230.43

Outstanding at January 1, 2019	74,478	480,201	706,088	162,443	1,423,210	592.14
Granted*	3,925	-	303,066	228	307,219	1,483.58
Exercised	(15,750)	(132,400)	(56,237)	(95,044)	(299,431)	212.23
Expired	-	-	-	(2,000)	(2,000)	129.75
Cancelled	-	-	-	(15,374)	(15,374)	1,049.34
Transfers	(319)	-	(93,944)	94,263	-	-

Outstanding at December 31, 2019	62,334	347,801	858,973	144,516	1,413,624	862.03

Exercisable at year end	50,227	230,233	225,855	131,933	638,248	407.89
Exercisable warrants in the money at year end	50,227	227,733	219,403	129,698	627,061	385.84

Outstanding at January 1, 2020	62,334	347,801	858,973	144,516	1,413,624	862.03
Granted*	-	7,771	110,041	416	118,228	2,009.79
Exercised	(24,438)	-	(122,015)	(324,793)	(471,246)	296.77
Expired	-	-	-	-	-	-
Cancelled	-	(28,424)	(589)	(43,125)	(72,138)	1,157.54
Transfers	(25,955)	(186,333)	(113,833)	326,121	-	-

Outstanding at December 31, 2020	11,941	140,815	732,577	103,135	988,468	1,247.22

Exercisable at year end	4,192	83,426	166,402	92,696	346,716	935.60
Exercisable warrants in the money at year end	4,192	83,426	166,402	92,696	346,716	935.60

*  Warrants held by the Board of Directors includes warrants granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Please refer to note 5.1 for additional information regarding compensation of Executive Management and the Board of Directors.

The number of outstanding warrants as a percentage of share capital at period end 2020, 2019 and 2018 was 2%, respectively. For exercised warrants in 2020, the weighted average share price at the exercise date amounted to DKK 2,035.29, compared to DKK 1,267.92 in 2019 and DKK 1,206.11 in 2018.

Weighted Average Outstanding Warrants at December 31, 2020

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
31.75	October 14, 2011	1,260	0.79	1,260
40.41	June 22, 2011	24,290	0.48	24,290
55.85	April 6, 2011	125	0.27	125
220.40	October 15, 2014	1,045	0.79	1,045
225.30	June 12, 2014	2,440	0.45	2,440
337.40	December 15, 2014	20,287	0.96	20,287
466.20	March 26, 2015	4,150	1.24	4,150
623.50	June 11, 2015	850	1.45	850
636.50	October 7, 2015	12,950	1.77	12,950
815.50	March 17, 2016	7,042	2.21	7,042
939.50	December 10, 2015	44,675	1.94	44,675
962.00	June 7, 2018	14,355	4.44	-
1,025.00	December 10, 2018	182,352	4.94	-
1,032.00	December 15, 2017	111,144	3.96	111,144
1,050.00	September 21, 2018	26,497	4.73	-
1,136.00	October 6, 2016	11,761	2.77	11,761
1,145.00	December 15, 2016	63,410	2.96	63,410
1,147.50	June 6, 2019	19,290	5.43	-
1,155.00	March 29, 2019	7,959	5.25	-
1,161.00	March 1, 2019	19,528	5.17	-
1,210.00	April 10, 2018	14,138	4.28	-
1,233.00	June 9, 2016	10,870	2.44	10,870
1,334.50	October 11, 2019	54,096	5.78	-
1,362.50	March 26, 2020	33,573	6.24	-
1,402.00	March 28, 2017	7,335	3.24	7,335
1,408.00	June 8, 2017	1,641	3.44	1,641
1,424.00	February 10, 2017	1,427	3.11	1,053
1,427.00	March 29, 2017	8,400	3.25	8,400
1,432.00	October 5, 2017	11,988	3.76	11,988
1,615.00	December 5, 2019	185,403	5.93	-
1,948.00	June 3, 2020	15,582	6.43	-
2,317.00	October 7, 2020	43,641	6.77	-
2,381.00	December 15, 2020	24,964	6.96	-

1,247.22		988,468	4.60	346,716

Weighted Average Outstanding Warrants at December 31, 2019

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
31.75	October 14, 2011	5,950	1.79	5,950
40.41	June 22, 2011	80,205	1.48	80,205
46.74	June 2, 2010	85,000	0.42	85,000
55.85	April 6, 2011	5,500	1.27	5,500
66.60	December 9, 2010	35,500	0.94	35,500
67.50	October 14, 2010	3,250	0.79	3,250
68.65	April 21, 2010	3,325	0.31	3,325
147.50	April 17, 2013	1,500	0.30	1,500
199.00	June 12, 2013	1,000	0.45	1,000
210.00	February 10, 2014	2,750	1.11	2,750
220.40	October 15, 2014	17,750	1.79	17,750
225.30	June 12, 2014	4,625	1.45	4,625
225.90	December 6, 2013	137,059	0.93	137,059
231.50	October 10, 2013	3,665	0.78	3,665
337.40	December 15, 2014	50,986	1.96	50,986
466.20	March 26, 2015	8,100	2.24	8,100
623.50	June 11, 2015	2,575	2.45	2,575
636.50	October 7, 2015	21,000	2.77	21,000
815.50	March 17, 2016	12,449	3.21	8,390
939.50	December 10, 2015	73,162	2.94	73,162
962.00	June 7, 2018	14,564	5.44	-
1,025.00	December 10, 2018	206,097	5.94	-
1,032.00	December 15, 2017	131,444	4.96	-
1,050.00	September 21, 2018	27,082	5.73	-
1,136.00	October 6, 2016	18,450	3.77	14,089
1,145.00	December 15, 2016	83,287	3.96	62,190
1,147.50	June 6, 2019	21,343	6.43	-
1,155.00	March 29, 2019	7,959	6.25	-
1,161.00	March 1, 2019	19,830	6.17	-
1,210.00	April 10, 2018	14,881	5.28	-
1,233.00	June 9, 2016	13,763	3.44	9,903
1,334.50	October 11, 2019	62,848	6.78	-
1,402.00	March 28, 2017	8,736	4.24	-
1,408.00	June 8, 2017	5,151	4.44	-
1,424.00	February 10, 2017	1,526	4.11	774
1,427.00	March 29, 2017	8,400	4.25	-
1,432.00	October 5, 2017	17,901	4.76	-
1,615.00	December 5, 2019	195,011	6.93	-

862.03		1,413,624	4.05	638,248

4.7 – Share Capital

SHARE CAPITAL

The share capital comprises the nominal amount of Genmab A/S ordinary shares, each at a nominal value of DKK 1. All shares are fully paid.

On December 31, 2020, the share capital of Genmab A/S comprised 65,545,748 shares of DKK 1 each with one vote. There are no restrictions related to the transferability of the shares. All shares are regarded as negotiable instruments and do not confer any special rights upon the holder, and no shareholder shall be under an obligation to allow his/her shares to be redeemed.

Until April 10, 2023, the Board of Directors is authorized to increase the nominal registered share capital on one or more occasions by up to nominally DKK 7,500,000 by subscription of new shares that shall have the same rights as the existing shares of Genmab. The capital increase can be made by cash or by non-cash payment and with or without pre-emption rights for the existing shareholders. Within the authorizations to increase the share capital by nominally DKK 7,500,000 shares, the Board of Directors may on one or more occasions and without pre-emption rights for the existing shareholders of Genmab issue up to nominally DKK 2,000,000 shares to employees of Genmab, and Genmab’s subsidiaries, by cash payment at market price or at a discount price as well as by the issue of bonus shares. No transferability restrictions or redemption obligations shall apply to the new shares, which shall be negotiable instruments in the name of the holder and registered in the name of the holder in Genmab A/S’ Register of Shareholders. The new shares shall give the right to dividends and other rights as determined by the Board in its resolution to increase capital.

On July 17, 2019, in connection with Genmab A/S’ initial public offering of American Depositary Shares (ADSs) in the United States and the listing of the ADSs on the Nasdaq Global Select Market, the Board of Directors partly exercised the authority in accordance with the authorization described above, to increase the share capital without pre-emption rights for the existing shareholders by nominally DKK 2,850,000. Additionally, on July 17, 2019, the Board of Directors partly exercised the authority to increase the share capital without pre-emption rights for the existing shareholders by nominally DKK 427,500. The remaining amount of the authorization is thus DKK 4,222,500.

Until March 17, 2021, the Board of Directors is authorized by one or more issues to raise loans against bonds or other financial instruments up to a maximum amount of DKK 3 billion with a right for the lender to convert his/her claim to a maximum of nominally DKK 4,000,000 equivalent to 4,000,000 new shares (convertible loans). Convertible loans may be raised in DKK or the equivalent in foreign currency (including US dollar (USD) or euro (EUR)). The Board of Directors is also authorized to effect the consequential increase of the capital. Convertible loans may be raised against payment in cash or in other ways. The subscription of shares shall be with or without pre-emption rights for the shareholders and the convertible loans shall be offered at a subscription price and conversion price that in the aggregate at least corresponds to the market price of the shares at the time of the decision of the Board of Directors. The time limit for conversion may be fixed for a longer period than five (5) years after the raising of the convertible loan.

By decision of the general meeting on March 28, 2017, the Board of Directors was authorized to issue on one or more occasions warrants to subscribe Genmab A/S’ shares up to a nominal value of DKK 500,000. This authorization shall remain in force for a period ending on March 28, 2022. Moreover, by decision of the Annual General Meeting on March 29, 2019 the Board of Directors is authorized to issue on one or more occasions additional warrants to subscribe Genmab A/S’ shares up to a nominal value of DKK 500,000 to Genmab A/S’ employees as well as employees of Genmab A/S’ directly and indirectly owned subsidiaries, excluding executive management, and to make the related capital increases in cash up to a nominal value of DKK 500,000. This authorization shall remain in force for a period ending on March 28, 2024.

Subject to the rules in force at any time, the Board of Directors may reuse or reissue lapsed non-exercised warrants, if any, provided that the reuse or reissue occurs under the same terms and within the time limitations set out in the authorization to issue warrants.

As of December 31, 2020, a total of 346,337 warrants have been issued and a total of 17,759 warrants have been reissued under the March 28, 2017 authorization, and a total of 384,081 warrants have been issued and a total of 9,734 warrants have been reissued under the March 29, 2019 authorization. A total of 269,582 warrants remain available for issue and a total of 51,938 warrants remain available for reissue as of December 31, 2020.

SHARE PREMIUM

The share premium reserve is comprised of the amount received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s offerings, reduced by any external expenses directly attributable to the offerings. The share premium reserve can be distributed.

CHANGES IN SHARE CAPITAL DURING 2018 TO 2020

The share capital of DKK 66 million at December 31, 2020 is divided into 65,545,748 shares at a nominal value of DKK 1 each.

	Number of shares	Share capital
		(DKK million)

December 31, 2017	61,185,674	61.2

Exercise of warrants	311,897	0.3

December 31, 2018	61,497,571	61.5

Shares issued for cash	3,277,500	3.3
Exercise of warrants	299,431	0.3

December 31, 2019	65,074,502	65.1

Exercise of warrants	471,246	0.4

December 31, 2020	65,545,748	65.5

During 2020,  471,246 new shares were subscribed at a price of DKK 31.75 to DKK 1,432.00 in connection with the exercise of warrants under Genmab’s warrant program.

On July 22, 2019, gross proceeds from the issuance of new shares amounted to USD 506 million (DKK 3,368 million) with a corresponding increase in share capital of 2,850,000 ordinary shares or 28,500,000 ADSs. The underwriters exercised in full their option to purchase an additional 427,500 ordinary shares or 4,275,000 ADSs bringing the total shares issued to 3,277,500 and total gross proceeds of the offering to USD 582 million (DKK 3,873 million), which was completed on July 23, 2019.

During 2019, 299,431 new shares were subscribed at a price of DKK 31.75 to DKK 1,424.00 in connection with the exercise of warrants under Genmab’s warrant program.

During 2018, 311,897 new shares were subscribed at a price of DKK 40.41 to DKK 1,233.00 in connection with the exercise of warrants under Genmab’s warrant program.

TREASURY SHARES

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2017	100,000	0.1	0.2	118

Purchase of treasury shares	125,000	0.1	0.2	146
Shares used for funding RSU program	(47,450)	-	(0.1)	(56)

Shareholding at December 31, 2018	177,550	0.2	0.3	208

Shares used for funding RSU program	(13,629)	-	-	(16)

Shareholding at December 31, 2019	163,921	0.2	0.3	192

Shares used for funding RSU program	(31,815)	(0.1)	(0.1)	(50)

Shareholding at December 31, 2020	132,106	0.1	0.2	142

Genmab has two authorizations to repurchase shares as of December 31, 2020. The first authorization, granted on March 17, 2016, authorizes the Board of Directors to repurchase up to a total of 500,000 shares (with a nominal value of DKK 500,000) and shall lapse on March 17, 2021. The second authorization, granted on March 29, 2019, authorizes the Board of Directors to repurchase up to an additional 500,000 shares (with a nominal value of DKK 500,000) and shall lapse on March 28, 2024. The authorizations are intended to cover inter alia obligations in relation to the RSU program and reduce the dilution effect of share capital increases resulting from future exercises of warrants.

During 2018, Genmab acquired 125,000 of its own shares, approximately 0.2% of share capital, to cover its obligations under the RSU program. The total amount paid to acquire the shares, including directly attributable costs, was DKK 146 million and has been recognized as a deduction to Shareholders’ Equity. These shares are classified as treasury shares. Treasury shares are presented within Retained earnings as of December 31, 2020, 2019 and 2018. The shares were acquired in accordance with the authorization granted by the Annual General Meeting in March 2016. There were no acquisitions of treasury shares in 2020 or 2019.

As of December 31, 2020, a total of 225,000 shares, with a nominal value of DKK 225,000, have been repurchased under the March 17, 2016 authorization. A total of 775,000 shares, with a nominal value of DKK 775,000, remain available to repurchase as of December 31, 2020.